Long Term Debt and Notes Payable (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of notes payable
Principal amount of notes payable	$ 1,063,333	$ 815,000
Unamortized discount	(567,118)	(338,692)
Notes payable, net of discount	496,215	476,308
Less current portion	(372,161)	(202,557)
Total long term portion	$ 124,054	$ 273,751